Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 18	$ 19	$ 36	$ 37
Interest costs	43	40	86	80
Expected return on plan assets	(53)	(55)	(107)	(110)
Amortization of actuarial gains	(4)	0	(8)	0
Amortization of past service credits/plan amendments	0	(1)	0	(1)
Regulatory adjustments	0	0	(1)	0
Net benefit cost	4	3	6	6
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	5	6	11	12
Interest costs	7	8	15	15
Expected return on plan assets	(7)	(7)	(14)	(13)
Amortization of actuarial gains	(6)	(5)	(12)	(9)
Amortization of past service credits/plan amendments	0	0	0	0
Regulatory adjustments	2	1	4	1
Net benefit cost	$ 1	$ 3	$ 4	$ 6